Shared-Based Payments (Tables)	9 Months Ended
Sep. 30, 2013
Schedule of Stock-Based Compensation Expense

The following stock-based compensation amounts were recognized for the years ended December 31, 2011 and 2012 and the nine month periods ended September 30, 2012 and 2013:

	Year Ended December 31,		Nine months ended September 30,
	2011	2012	2012	2013
			(unaudited)
Research and development	$1,018,935	$471,809	$353,856	$284,281
General and administrative	1,328,504	366,586	274,940	109,280

Total stock-based compensation expense	$2,347,439	$838,395	$628,796	$393,561

Schedule of Fair Value Option Award Estimated on the Date of Grant Using the Black-Scholes Option-Pricing Model

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model using the assumptions in the following table:

	Year Ended December 31,		Nine months ended September 30, 2013
	2011	2012
			(unaudited)
Expected dividend yield	—%	—%	—%
Expected volatility	62%	51%	53% – 58%
Risk-free interest rate	1.35%	1.18%	1.24% – 2.05%
Expected average life of options	7 years	7 years	7 years
Fair market value of common stock at:	$0.94	$1.50	$1.50 – $7.51
Expected Forfeiture Rate	5.58%	5.57%	5.06%

Stock Options Granted to Employees and Non-Employees

Information with respect to stock options granted to employees and non-employees from January 1, 2012 through September 30, 2013 was as follows:

Grant Date	Number of Options Granted	Exercise Price	Estimated Option Fair Value	Intrinsic Value
01/08/2012	112,881	$0.94	$0.56	$—
03/14/2012	313,094	$0.94	$0.56	$—
06/13/2012	4,314	$0.94	$0.56	$—
09/19/2012	8,011	$0.94	$0.56	$—
11/08/2012	15,713	$0.94	$0.56	$—
01/06/2013	337,282	$1.50	$0.94	$—
03/08/2013	14,008	$1.50	$0.94	$—
06/19/2013	59,497	$2.63	$1.88	$—
07/19/2013	206,083	$4.69	$2.95	$—
09/18/2013	72,014	$7.51	$4.76	$—

Schedule of Stock Option Activity

The following table summarizes stock option activity under the Plan during the period then ended:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Contractual Term (in Years)
Outstanding, December 31, 2011	2,885,417	$0.94	7.4
Granted	454,014	0.94	6.7
Exercised	(49,883)	0.94
Forfeited or expired	(39,846)	0.94

Outstanding, December 31, 2012	3,249,702	0.94	7.3
Granted	687,183	3.19	7.0
Exercised	(1,025,933)	0.75
Forfeited or expired	(33,949)	1.13

Outstanding, September 30, 2013 (unaudited)	2,877,003	1.50	7.2

December 31, 2012:
Exercisable	2,620,100	0.94
Vested and expected to vest	2,734,949	0.94
September 30, 2013:
Exercisable (unaudited)	1,855,178	0.94
Vested and Expected to Vest (unaudited)	918,600	2.44